Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions [Abstract]
Acquisitions
20	Acquisitions

The Company accounted for its acquisitions in accordance with ASC 805, “Business Combination” (“ASC 805”). The results of the acquirees' operations have been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entities over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes. The fair value of the acquired entities consists of purchase price and the fair value of non-controlling interests which is measured based on fair value method in accordance with ASC 805 by grossing up the fair value of the controlling interests and taking into consideration control premium discount.

The following table summarizes acquisitions completed during the years ended December 31, 2012, 2013 and 2014:

	Purchase Price	Goodwill	Amortizable Intangibles
2012
Dragonbio	$35,263	$20,545	$35,153
Other acquisitions	21,025	12,438	13,248

2013
ZONARE	$101,105	$70,694	$49,100
Other acquisitions	11,284	7,224	8,840

2014
Long Island	$11,484	$12,157	$10,388

(a)	Transactions completed in 2012

1.	Acquisition of Dragonbio

The Company, through one of its PRC subsidiaries, acquired 51% equity interest of Wuhan Dragonbio Surgical Implant Co., Ltd. (“Dragonbio”), a domestic medical orthopedic products provider that specializes in trauma, spine, joint and other surgical products in July 2012. The Company expects to gain access to the fast-growing Chinese orthopedic market and potentially expand into additional international markets in the future through the combined business benefits from the transaction.

The total purchase consideration for 51% equity interest of Dragonbio amounted to RMB224,377 (equivalent to $35,263 at the then-prevailing exchange rate) in cash, which is subject to downward adjustments depending upon Dragonbio meeting its audited sales target in 2012. As of December 31, 2012, the purchase consideration payable was $14,402, of which $14,282 is placed under an escrow account and is classified as restricted investment. Such payable was settled in 2013 and there is no adjustment to the purchase consideration amounts.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition.

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545
Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)
Net assets acquired	60,572
Non-controlling interests	(25,309)
Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)
Total purchase consideration, net of purchase consideration payable and cash acquired	$19,340

Goodwill associated with Dragonbio is attributable to other segment. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793
Total		$35,153

2.	Acquisition of other PRC entities

In 2012, the Company, through one of its PRC subsidiaries, completed the acquisitions for four other PRC entities, namely, (1) Zhejiang Greenlander Information Technology Co., Ltd (‘Greenlander'), a healthcare IT solutions provider specializing in Picture Archiving & Communication System (‘PACS') and Radiology Information System (‘RIS'); (2) Hunan Changsha Tiandiren Biotech Co., Ltd (‘Tiandiren'), a provider of microbiology analysis solutions; (3) Hangzhou Optcla Medical Instrument Co., Ltd (‘Optcla'), a provider of rigid endoscopes and related surgical instruments and consumables; and (4) Shanghai Medical Optical Instrument Co., Ltd (‘SMOIF'), a provider of flexible endoscopes and related surgical instruments. The acquired % equity interest for these four acquirees were 54.3%, 51.0%, 57.7% and 100%, respectively. The Company expects to benefit from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees' technology and expertise in their respective areas.

The total purchase consideration for the above four other PRC entities was RMB132,626 (equivalent to $21,025 at the then-prevailing exchange rate) in cash, $2,802 of which relating to the acquisition of one of the entities is subject to downward adjustments depending upon the entity meeting its audited net profit target in 2012. As of December 31, 2012, management estimated that no adjustments were required to the purchase consideration amounts based on the then actual unaudited 2012 results of such entity. During the year ended December 31, 2013, there was an adjustment to the purchase consideration amounted to RMB295 (equivalent to $48 at the then-prevailing exchange rate) which was recognized as other expenses on the consolidated statements of operations.

Subsequent to the completion of the acquisition, the Company, through one of its PRC subsidiaries, further injected capital in an aggregate amount of RMB11,000 (equivalent to $1,750 at the then-prevailing exchange rate) to increase its equity interest on Greenlander and Optcla up to 60% in 2012, with a corresponding increase in non-controlling interests of $623. An additional RMB6,500 (equivalent to $1,033 at the then-prevailing exchange rate) was further injected to Tiandiren in 2012 based on their respective equity interest, by the Company (through one of its PRC subsidiaries) and its non-controlling interest, of $527 and $506, respectively.

In 2014, the Company, through one of its PRC subsidiaries, further purchased equity interest on Optcla up to 85% from its non-controlling interest. The purchase consideration was RMB33,000 (equivalent to $5,365 at the then-prevailing exchange rate) which was fully settled in 2014.

As of December 31, 2013 and 2014, the total purchase consideration payable was $213 and $nil, respectively. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438
Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)
Net assets acquired	29,840
Non-controlling interests	(8,815)
Total purchase consideration	21,025
Less: Purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)
Total purchase consideration, net of purchase consideration payable and cash acquired	$13,246

Goodwill associated with Tiandiren and the three other PRC entities is attributable to in-vitro diagnostic segment and other segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681
Total		$13,248

For all acquisitions completed during the year ended December 31, 2012, the weighted-average useful life of tradename, technology and customer relationships were 13.5 years, 14.7 years and 11.2 years, respectively and the overall weighted-average useful life of acquired intangible assets were 13.2 years.

(b)	Transactions completed in 2013

1.	Acquisition of ZONARE

In July 2013, the Company, through its Netherlands subsidiary, acquired 100% equity interest of ZONARE Medical Systems, Inc. (“ZONARE”), an ultrasound technology leader in the high-end radiology segment. The Company expects to strengthen its high-end ultrasound R&D and U.S. sales capabilities in order to furthering the Company's goal of becoming a worldwide leading provider of high-quality imaging products.

The total purchase consideration for 100% equity interest of ZONARE amounted to $101,105 in cash. The total purchase consideration payable in respect of ZONARE's acquisition amounted to $17,382 and $12,380, and of which $17,367 and $12,367 is placed under an escrow account and is classified as restricted cash as of December 31, 2013 and 2014, respectively. The restricted cash held by the escrow agent was exclusively for indemnification claims that may be made by the Company and will be released in various periods throughout 2015 and 2016. During the year ended December 31, 2014, the Company made a claim from escrow account pursuant to the terms of acquisition. The total claim amounted to $2,719, of which $1,359 was recognized as other income on the consolidated statements of operations for the year ended December 31, 2014.

In 2014, ZONARE acquired the remaining shares of non-controlling interests of its Germany subsidiary at a consideration of $445 in cash.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$21,297
Property, plant, and equipment	2,235
Intangible assets	49,100
Goodwill	70,694
Total assets acquired	143,326
Current liabilities	(22,774)
Deferred tax liabilities	(16,694)
Long-term liabilities	(2,478)

Net-assets acquired	101,380
Non-controlling interests	(275)
Total purchase consideration	101,105
Less: Purchase consideration payable	(17,382)
Less: Cash acquired	(529)
Total purchase consideration, net of purchase consideration payable and cash acquired	$83,194

Goodwill associated with ZONARE is attributable to medical imaging systems segment. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Technology	1-13 years	$43,800
Customer relationships	12 years	5,300
Total		$49,100

2.	Acquisition of other entities

In January 2013, the Company, through its PRC subsidiary, acquired 51% equity interest in Beijing Precil Instrument Co., Ltd, (“Beijing Precil”), a provider of coagulation analyzers and related products in the PRC. The Company expects to benefit from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquiree's technology and expertise in the area of coagulation analyzers.

In September 2013, the Company, through one of its Hong Kong subsidiaries, acquired 100% equity interest of Ulco Medical Pty. Ltd. (“Ulco” which is subsequently renamed as “Mindray Medical Australia (Holdings) Pty Ltd.” ), an Australian-based former distributor of Mindray in relation to patient monitoring and life support products since 2007. The Company expects to leverage Ulco's comprehensive sales and services capabilities to further strengthen its market presence in Australia, New Zealand and other Oceania Islands.

The total purchase consideration for the acquisitions in relation to Beijing Precil and Ulco amounted to $11,284 in cash. Ulco's consideration is subject to adjustments, depending upon 1) its inventory and accounts receivable balances one year after acquisition date, and 2) meeting a targeted net assets value as of acquisition date. As of December 31, 2013, the Company estimated that no adjustments were required to the purchase consideration amount based on the then actual unaudited 2013 results. During the year ended December 31, 2014, there was an adjustment to the purchase consideration amounted to $101 which was recognized as other income on the consolidated statements of operations.

As of December 31, 2013, the total purchase consideration payable was $2,862, of which $546 is placed under an escrow account and is classified as restricted cash-current. Such payable was settled in 2014.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisitions:

Current assets	$6,306
Property, plant, and equipment	252
Other assets	83
Intangible assets	8,840
Goodwill	7,224
Total assets acquired	22,705
Current liabilities	(3,052)
Deferred tax liabilities	(1,480)
Long-term liabilities	(81)
Net assets acquired	18,092
Non-controlling interests	(6,808)
Total purchase consideration	11,284
Less: Purchase consideration payable	(2,826)
Less: Cash acquired	(2,604)
Total purchase consideration, net of purchase consideration payable and cash acquired	$5,854

Goodwill associated with Ulco and Beijing Precil is attributable to patient monitoring and life support devices segment and in-vitro diagnostic products segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	20 years	$1,046
Technology	10 years	1,512
Customer relationships	6 years	6,005
Lease agreement	5 years	277
Total		$8,840

For all acquisitions completed during the year ended December 31, 2013, the weighted-average useful life of tradename, technology, customer relationships and lease agreements were 20.0 years, 12.8 years, 8.8 years and 5.0 years, respectively and the overall weighted-average useful life of acquired intangible assets were 12.1 years.

(c)	Transaction completed in 2014

In March, 2014, the Company, through its PRC subsidiary, acquired 51% equity interest in Shanghai Long Island Biotec. Co., Ltd. (“Long Island”), a provider of coagulation analysis reagents in the PRC. The Company expects to leverage Long Island's expertise in manufacturing and selling of reagents in growing its business.

The total purchase consideration for acquisition of 51% equity interest of Long Island amounted to RMB70,650 (equivalent to $11,484 at the then-prevailing exchange rate) in cash. The purchase consideration is subject to adjustments, depending upon the entity meeting its net revenues and accounts receivable balances. As of December 31, 2014, the Company estimated that no adjustments were required to the purchase consideration amount based on actual unaudited 2014 results.

Subsequent to the completion of the acquisition, an additional RMB8,225 (equivalent to $1,336 at the then-prevailing exchange rate) was further injected to Long Island in 2014 by the Company through one of its PRC subsidiaries and its non-controlling interest, based on their respective equity interest of $681 and $655, respectively.

As of December 31, 2014, the total purchase consideration payable was $4,793, of which $nil was placed under an escrow account, and the total purchase consideration payable was expected to be settled in 2015.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$1,694
Property, plant, and equipment	1,217
Intangible assets	10,388
Goodwill	12,157
Total assets acquired	25,456
Current liabilities	(2,446)
Deferred tax liabilities	(2,611)

Net assets acquired	20,399
Non-controlling interests	(8,915)
Total purchase consideration	11,484
Less: Purchase consideration payable	(4,793)
Less: Cash acquired	(315)
Total purchase consideration, net of purchase consideration payable and cash acquired	$6,376

Goodwill associated with Long Island is attributable to in-vitro diagnostic products segment. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$845
Technology	15 years	4,116
Customer relationships	13 years	5,427
Total		$10,388

For acquisition completed during the year ended December 31, 2014 the weighted-average useful lives of acquired intangible assets were 14.0 years.

For all acquisitions in 2012, 2013 and 2014, the Company has not prepared a pro-forma condensed combined statement of operations in accordance with ASC 805 as the acquisitions both individually and in the aggregate are not material, where individual and aggregate net revenue and net income of these acquired entities for their respective acquisition years are less than 5% of the Company's consolidated net revenue and net income for the corresponding years.